Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Prepaid Expenses and Other Current Assets Lineitem [Line Items]
Prepaid expenses	$ 482,149	$ 513,348
Supplier advances	156,828	193,871
Rent deposits	20,125	39,434
Other advances and deposits	28,881	38,122
Loans to employees	50,370	48,927
Amount receivable on sale of investment (See Note 6)	461,545	152,447
Accrued interest	73,117	0
Total	$ 1,273,015	$ 986,149